INCOME TAX - Summary (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Hong Kong SAR
INCOME TAX
Statutory income tax (as a percent)				16.50%
Withholding taxes on remittance of dividends				$ 0
Threshold profit taxed at half of the current tax rate under two-tiered profits tax rates regime							$ 2
Tax rate at half of the current tax rate under two-tiered profits tax rates regime							8.25%
The mainland China
INCOME TAX
Statutory income tax (as a percent)				25.00%
The mainland China | Beijing Niudian
INCOME TAX
Preferential tax rate				15.00%	15.00%	15.00%
The mainland China | Forecast | Beijing Niudian
INCOME TAX
Preferential tax rate			15.00%
The mainland China | Jiangsu Xiaoniu
INCOME TAX
Preferential tax rate				15.00%
The mainland China | Jiangsu Xiaoniu | Forecast
INCOME TAX
Preferential tax rate	15.00%	15.00%	15.00%